Credit Risk Mitigation Position (Details) - Schedule of credit risk mitigation position - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of credit risk mitigation position [Abstract]
Balance at the beginning of the year	¥ 1,209,729,138	¥ 928,702,101
Increase during the year	1,203,458,816	1,431,323,388
Decrease during the year	(1,052,004,847)	(1,136,849,732)
Confiscation during the year	(12,733,681)	(13,446,619)
Balance at the end of the year	¥ 1,348,449,426	¥ 1,209,729,138